Asset Acquisition and Non-controlling Interest (“NCI”) - Net Change in Non-Controlling Interests (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of subsidiaries [line items]
Beginning balance	$ 662,354	$ 2,037,700
Additions	25,925	1,300
Share of (loss) profit for the period	(206,295)	(1,717,979)
Change in ownership interests in net assets	0
Ending balance	517,137	662,354
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance	511	0
Additions	25,925	866
Share of (loss) profit for the period	(7,298)	(355)
Acquired through business acquisitions (Note 13)	25,925
Change in ownership interests in net assets	11,923
Ending balance	31,061	511
Bevo
Disclosure of subsidiaries [line items]
Beginning balance	0
Share of (loss) profit for the period	(4,944)
Acquired through business acquisitions (Note 13)	25,925
Change in ownership interests in net assets	11,923
Ending balance	32,904	0
Other
Disclosure of subsidiaries [line items]
Beginning balance	511	0
Additions		866
Share of (loss) profit for the period	(2,354)	(355)
Acquired through business acquisitions (Note 13)	0
Change in ownership interests in net assets	0
Ending balance	$ (1,843)	$ 511